SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of compensation expenses recognized for share-based awards granted

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Included in:
Cost of revenues	511,637	406,131	356,844
Sales and marketing expenses	77,574	110,446	121,396
General and administrative expenses	1,131,335	595,732	1,659,755
Research and development expenses	532,043	425,978	287,254
Total	2,252,589	1,538,287	2,425,249
Share‑based compensation related to share options (a)	2,252,589	1,504,025	970,551
Share‑based compensation related to restricted share units (b)	—	34,262	361,071
Share-based compensation related to restricted shares (c)	—	—	1,093,627
Total	2,252,589	1,538,287	2,425,249

Schedule of activities of company's share options

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options	exercise	contractual	intrinsic
	outstanding	price	life	value
		US$	In Years	US$ (in thousands)
Outstanding as of December 31, 2019	38,423,170	0.00002	8.12	144,869
Granted*	107,975,010	0.00002
Exercised	—	0.00002
Forfeited	(8,016,790)	0.00002
Outstanding as of December 31, 2020	138,381,390	0.00002	8.29	2,838,661

Outstanding as of December 31, 2020	138,381,390	0.00002	8.29	2,838,661
Granted	20,341,532	0.00002
Exercised	(57,076,970)	0.00002
Forfeited	(8,913,268)	0.00002
Outstanding as of December 31, 2021	92,732,684	0.00002	8.11	621,926

Outstanding as of December 31, 2021	92,732,684	0.00002	8.11	621,926
Granted	4,073,400	0.00002
Exercised	(24,383,373)	0.00002
Forfeited or Cancelled or Lapsed	(12,600,293)	0.00002
Outstanding as of December 31, 2022	59,822,418	0.00002	7.30	278,373
Vested and exercisable as of December 31, 2020	42,486,004	0.00002	8.29	871,529
Vested and exercisable as of December 31, 2021	10,816,028	0.00002	6.96	72,539
Vested and exercisable as of December 31, 2022	8,393,147	0.00002	6.56	39,056

*165,070 options were granted to non-employee consultants in the year ended December 31, 2020.

Schedule of fair value assumptions

	For the year ended December 31,
	2020	2021	2022
Exercise price (US$)	US$ 0.00002	US$ 0.00002	US$ 0.00002
Fair value of ordinary shares (US$)	3.77 ~ 20.67	5.51 ~ 22.33	3.72 ~ 6.31
Expected volatility	51.6% ~ 52.1%	51.0% ~ 52.2%	48.8% ~ 52.6%
Excepted term (in years)	10	10	10
Expected dividend yield	0%	0%	0%
Risk‑free interest rate	1.1% ~ 1.6%	1.9% ~ 2.3%	2.3% ~ 4.2%

Share-based Payment Arrangement, Restricted Stock Unit, Activity

The following table summarizes activities of the Company’s restricted share units under 2020 Share Incentive Plan:

	Number of RSU	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2020	—	—
Granted	2,525,730	11.85
Vested	—	—
Forfeited	(83,607)	15.89
Outstanding as of December 31, 2021	2,442,123	11.72

Outstanding as of December 31, 2021	2,442,123	11.72
Granted	44,012,712	5.90
Vested	(576,720)	7.89
Forfeited or Cancelled	(4,375,617)	7.05
Outstanding as of December 31, 2022	41,502,498	6.08

2022 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Restricted Stock Unit, Activity

Number of
	restricted shares	Weighted average grant-date
	outstanding	fair value
US$
Outstanding as of December 31, 2021	—	—
Granted	170,008,293	4.38
Vested	—	—
Forfeited	—	—
Outstanding as of December 31, 2022	170,008,293	4.38